Details of Consolidated Statements of Cash Flows (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in non-cash operating assets and liabilities
Accounts receivable	$ (909)	$ (589)	$ (38)
Inventories	(282)	(164)	14
Income taxes (payable) receivable	(29)	212	134
Prepaid expenses and other	(49)	(9)	6
Accounts payable	475	550	226
Accrued salaries and wages	80	93	(273)
Other accrued liabilities	87	65	(118)
Deferred revenue	(4)	(3)	(14)
Changes in non-cash operating assets and liabilities	$ (631)	$ 155	$ (63)